Share Capital (Details Narrative) - shares	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Securities Financing Transaction [Line Items]
Warrants exercised, shares	1,459,304	1,459,304
Warrants expired, shares	3,841,630	3,760,301
Warrants outstanding	15,262	50,922	501,259
Regulation A Filing [Member]
Securities Financing Transaction [Line Items]
Common stock that may be converted, shares	12,100,000
Warrants that may be converted, shares	5,300,000
Common stock issuable upon conversion, shares	15,200